Note 10 - Intangible Assets (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Statement Line Items [Line Items]
Number of major business segments	4	1
Recoverable amount of asset or cash-generating unit	$ 577,376	$ 580,705
Risk-free rate, significant unobservable inputs, assets	1.90%	3.00%
Market risk premium rate, ignificant unobservable inputs, assets	5.20%	5.68%
Estimated beta for equity	1.4	1.2
Equity to total capital, percent	100.00%	97.00%
Cash generating unit, nominal growth rate	3.00%	2.50%
Sensitivity analysis, reasonably possible increase (decrease) in revenue	3.80%
Sensitivity analysis, reasonably possible increase (decrease) in operating expenditure	12.30%
Sensitivity analysis, reasonably possible increase (decrease) in WACC	3.10%
Weighted average cost of capital, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, assets	13.1	10.6